Lessor, Future Minimum Payments Receivable (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
Lessor, Operating Lease, Payments to be Received, Next Twelve Months	$ 47,687
Lessor, Operating Lease, Payments to be Received, Two Years	48,497
Lessor, Operating Lease, Payments to be Received, Three Years	35,569
Lessor, Operating Lease, Payments to be Received, Four Years	18,557
Lessor, Operating Lease, Payments to be Received, Five Years	18,296
Lessor, Operating Lease, Payments to be Received, Thereafter	54,472
Lessor, Operating Lease, Payments to be Received	$ 223,078